Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2023
Share-based compensation [Abstract]
Share-based compensation - Performance shares [Text Block]

Philips Group

Performance shares

	2022		2023
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	3,097,713	45.28	4,385,837	33.13
Granted	2,323,435	20.55	2,299,280	23.65
Notional dividends1)	155,067	33.91	240,977	27.15
Vested/Issued	(434,329)	40.90	(154,987)	44.08
Forfeited	(233,556)	38.67	(489,295)	27.05
Adjusted quantity2)	(522,493)	40.48	(889,777)	44.27
Outstanding as of December 31	4,385,837	33.13	5,392,035	27.22

USD-denominated
Outstanding as of January 1	2,005,000	51.48	2,749,983	36.66
Granted	1,530,585	21.93	1,667,812	25.96
Notional dividends1)	98,883	37.15	152,750	29.78
Vested/Issued	(248,848)	45.23	(121,760)	48.33
Forfeited	(309,570)	44.04	(596,846)	28.95
Adjusted quantity2)	(326,066)	45.26	(590,890)	48.28
Outstanding as of December 31	2,749,983	36.66	3,261,048	29.73
1)Dividend declared in 2023 on outstanding shares.2)Adjusted quantity includes the adjustments made to Performance shares outstanding due to updates on the actual TSR, EPS, and SDG.

Share-based compensation - Restricted shares [Text Block]

Philips Group

Restricted shares

	2022		2023
	shares	weighted average grant-date fair value	shares	weighted average grant-date fair value
EUR-denominated
Outstanding as of January 1	1,618,488	39.93	2,321,250	30.73
Granted	1,349,003	22.03	1,471,975	16.35
Notional dividends1)	81,500	35.67	135,791	27.98
Vested/Issued	(540,930)	35.82	(595,796)	35.07
Forfeited	(186,811)	35.06	(337,968)	24.46
Outstanding as of December 31	2,321,250	30.73	2,995,252	23.39

USD-denominated
Outstanding as of January 1	1,611,021	46.26	2,345,263	33.87
Granted	1,463,855	23.60	1,284,761	17.72
Notional dividends1)	83,151	39.37	126,498	31.12
Vested/Issued	(541,336)	41.48	(679,430)	37.83
Forfeited	(271,427)	38.51	(422,899)	26.79
Outstanding as of December 31	2,345,263	33.87	2,654,193	26.04
1)Dividend declared in 2023 on outstanding shares.

Share-based compensation - Black-Scholes-Merton option pricing model inputs [Text Block]

Philips Group

Black-Scholes-Merton option pricing model inputs

	EUR-denominated listed share	USD-denominated listed share
Share price at grant date	EUR 18.24	USD 21.12
Exercise price	EUR 22.16	USD 24.42
Risk-free interest rate	2.37%	3.5%
Expected dividend yield	4.45%	4.45%
Expected option life	6 years	6 years
Expected share price volatility	30.47%	32.31%

Share-based compensation - Options on EUR-denominated listed share [Text Block]

Philips Group

Options on EUR-denominated listed share

	options	weighted average exercise price
Granted on April 28, 2023	3,831,000	22.16
Forfeited	(171,000)	22.16
Outstanding as of December 31, 2023	3,660,000	22.16

Share-based compensation - Options on USD-denominated listed share [Text Block]

Philips Group

Options on USD-denominated listed share

	options	weighted average exercise price
Granted on April 28, 2023	2,179,500	24.42
Forfeited	(250,500)	24.42
Outstanding as of December 31, 2023	1,929,000	24.42

Share-based compensation - Outstanding options [Text Block]

Philips Group

Outstanding options

in millions of EUR unless otherwise stated

	number of options	intrinsic value	weighted average remaining contractual term in years
EUR-denominated
20-25	3,660,000	0	9.3
Outstanding options	3,660,000	0	9.3

USD-denominated
20-25	1,929,000	0	9.3
Outstanding options	1,929,000	0	9.3